Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 14, 2014
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Central Index Key	dei_EntityCentralIndexKey	0001350487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 14, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 25, 2014
Prospectus Date	rr_ProspectusDate	Jul. 25, 2014